UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                     as of December 31, 2018 (Unaudited)

DWS Core Equity Fund

	Shares	Value ($)
Common Stocks 98.2%
Communication Services 10.8%
Diversified Telecommunication Services 0.4%
Zayo Group Holdings, Inc.*	532,347	12,158,805
Entertainment 1.8%
Live Nation Entertainment, Inc.*	1,221,299	60,148,976
Interactive Media & Services 4.5%
Alphabet, Inc. "A"*	54,476	56,925,241
Alphabet, Inc. "C"*	55,405	57,377,972
Facebook, Inc. "A"*	244,123	32,002,084
		146,305,297
Media 2.5%
Comcast Corp. "A"	428,777	14,599,857
Omnicom Group, Inc.	935,943	68,548,465
		83,148,322
Wireless Telecommunication Services 1.6%
T-Mobile U.S., Inc.*	848,224	53,955,529
Consumer Discretionary 9.5%
Hotels, Restaurants & Leisure 1.7%
Hyatt Hotels Corp. "A"	348,660	23,569,416
Yum! Brands, Inc.	344,636	31,678,941
		55,248,357
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.*	96,570	145,045,243
Multiline Retail 0.9%
Macy's, Inc.	978,033	29,125,823
Specialty Retail 1.2%
Best Buy Co., Inc.	462,893	24,514,813
Home Depot, Inc.	99,403	17,079,424
		41,594,237
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc. "B"	569,469	42,220,431
Consumer Staples 6.4%
Beverages 3.3%
Molson Coors Brewing Co. "B"	459,295	25,794,007
PepsiCo, Inc.	749,550	82,810,284
		108,604,291
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	90,227	18,380,142
Kroger Co.	669,626	18,414,715
Sprouts Farmers Market, Inc.*	370,381	8,707,657
U.S. Foods Holding Corp.*	763,333	24,151,856
		69,654,370
Food Products 0.4%
Conagra Brands, Inc.	657,430	14,042,705
Personal Products 0.6%
Coty, Inc. "A"	2,929,544	19,217,809
Energy 3.9%
Energy Equipment & Services 0.1%
Transocean Ltd.* (a)	793,022	5,503,572
Oil, Gas & Consumable Fuels 3.8%
Continental Resources., Inc.*	502,293	20,187,156
EOG Resources., Inc.	244,137	21,291,188
Exxon Mobil Corp.	112,798	7,691,695
Newfield Exploration Co.*	2,550,624	37,392,148
Occidental Petroleum Corp.	223,581	13,723,402
ONEOK, Inc.	455,619	24,580,645
		124,866,234
Financials 14.1%
Banks 4.9%
Bank of America Corp.	681,206	16,784,916
Citigroup, Inc.	723,637	37,672,542
JPMorgan Chase & Co.	337,301	32,927,324
Popular, Inc.	804,231	37,975,788
U.S. Bancorp.	786,687	35,951,596
		161,312,166
Capital Markets 6.6%
Ares Capital Corp.	1,241,272	19,339,018
CME Group, Inc.	343,169	64,556,952
Franklin Resources., Inc.	578,924	17,170,886
Intercontinental Exchange, Inc.	252,651	19,032,200
LPL Financial Holdings, Inc.	582,103	35,554,851
State Street Corp.	423,112	26,685,674
TD Ameritrade Holding Corp.	283,787	13,894,211
The Goldman Sachs Group., Inc.	133,220	22,254,401
		218,488,193
Insurance 2.6%
Chubb Ltd.	347,484	44,887,983
MetLife, Inc.	941,396	38,653,720
		83,541,703
Health Care 15.1%
Biotechnology 6.4%
AbbVie, Inc.	689,058	63,524,257
Amgen, Inc.	321,444	62,575,503
Biogen., Inc.*	56,205	16,913,209
Celgene Corp.*	589,071	37,753,560
Gilead Sciences, Inc.	510,698	31,944,160
		212,710,689
Health Care Equipment & Supplies 3.3%
Becton, Dickinson & Co.	211,254	47,599,751
Boston Scientific Corp.*	789,818	27,912,168
Danaher Corp.	153,793	15,859,134
Medtronic PLC	182,290	16,581,099
		107,952,152
Health Care Providers & Services 2.0%
Cigna Corp.	186,520	35,423,878
CVS Health Corp.	329,868	21,612,951
McKesson Corp.	74,342	8,212,561
		65,249,390
Pharmaceuticals 3.4%
Eli Lilly & Co.	209,780	24,275,742
Merck & Co., Inc.	423,756	32,379,196
Pfizer, Inc.	1,261,951	55,084,161
		111,739,099
Industrials 9.9%
Aerospace & Defense 2.6%
Boeing Co.	222,165	71,648,213
L3 Technologies, Inc.	88,738	15,410,241
		87,058,454
Commercial Services & Supplies 1.0%
Waste Management, Inc.	373,632	33,249,512
Industrial Conglomerates 2.4%
Honeywell International, Inc.	253,664	33,514,087
Roper Technologies, Inc.	165,436	44,092,003
		77,606,090
Machinery 1.7%
Ingersoll-Rand PLC	290,633	26,514,449
Parker-Hannifin Corp.	192,878	28,765,825
		55,280,274
Road & Rail 1.8%
Norfolk Southern Corp.	405,360	60,617,534
Trading Companies & Distributors 0.4%
WESCO International, Inc.*	237,200	11,385,600
Information Technology 18.9%
IT Services 4.3%
Conduent, Inc.*	2,558,026	27,191,816
Gartner, Inc.*	296,884	37,953,651
Visa, Inc. "A"	585,373	77,234,114
		142,379,581
Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc.	467,491	15,305,655
Intel Corp.	929,338	43,613,832
QUALCOMM., Inc.	567,164	32,277,303
Teradyne, Inc.	853,262	26,775,362
		117,972,152
Software 6.0%
Microsoft Corp.	1,603,920	162,910,154
Oracle Corp.	771,645	34,839,772
		197,749,926
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	875,854	138,157,210
Hewlett Packard Enterprise Co.	2,003,414	26,465,099
		164,622,309
Materials 2.8%
Chemicals 0.9%
Albemarle Corp.	162,365	12,513,470
PPG Industries, Inc.	168,572	17,233,116
		29,746,586
Containers & Packaging 0.2%
Graphic Packaging Holding Co.	622,653	6,625,028
Metals & Mining 1.7%
Freeport-McMoRan, Inc.	5,520,348	56,914,788
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	209,197	36,410,738
Digital Realty Trust, Inc.	279,102	29,738,318
Prologis, Inc.	524,897	30,821,952
SL Green Realty Corp.	100,786	7,970,157
		104,941,165
Utilities 3.6%
Electric Utilities 1.6%
NextEra Energy, Inc.	306,317	53,244,021
Multi-Utilities 1.0%
CenterPoint Energy, Inc.	1,160,318	32,755,777
Water Utilities 1.0%
American Water Works Co., Inc.	344,557	31,275,439
Total Common Stocks (Cost $2,782,912,246)		3,235,257,629
Exchange-Traded Fund 1.0%
Vanguard S&P 500 ETF (Cost $35,114,175)	145,312	33,394,151
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 2.29% (b) (c) (Cost $5,749,250)	5,749,250	5,749,250
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.41% (b) (Cost $18,997,483)	18,997,483	18,997,483
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,842,773,154)	100.0	3,293,398,513
Other Assets and Liabilities, Net	(0.0)	(255,943)
Net Assets	100.0	3,293,142,570

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2018 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2018	Value ($) at 12/31/2018
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 2.29% (b) (c)
16,526,752	—	10,777,502(d)	—	—	5,101	—	5,749,250	5,749,250
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.41% (b)
40,781,120	101,309,817	123,093,454	—	—	126,368	—	18,997,483	18,997,483
57,307,872	101,309,817	133,870,956	—	—	131,469	—	24,746,733	24,746,733

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2018 amounted to $5,503,419, which is 0.2% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended December 31, 2018.
S&P: Standard & Poor's

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$3,235,257,629	$—	$—	$3,235,257,629
Exchange-Traded Fund	33,394,151	—	—	33,394,151
Short-Term Investments (e)	24,746,733	—	—	24,746,733
Total	$3,293,398,513	$—	$—	$3,293,398,513

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Equity Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	February 22, 2019